LEASES - Amounts Recognized In Statements Of Income And Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Right-of-use asset depreciation	$ 3,304	$ 1,082
Interest expense	1,904	279
Total cash outflow for leases	$ (8,198)	$ (1,265)